Property and Equipment	12 Months Ended
Sep. 30, 2022
Mariadb Corporation Ab
Property, Plant and Equipment [Line Items]
Property and Equipment

Note 5. Property and Equipment

Property and equipment, net consists of the following:

	As of September 30,
	2022	2021

	(in thousands)
Office equipment	$1,084	$834
Furniture and fixtures	415	416
Leasehold improvements and other	524	608
	2,023	1,858
Less: accumulated depreciation	(1,315)	(932)
Property and equipment, net	$708	$926

Depreciation expense in the accompanying consolidated statements of operations and comprehensive loss consisted of the following:

	Year Ended
	September 30,
	2022	2021

	(in thousands)
Cost of revenue	$14	$8
Research and development expenses	96	90
Sales and marketing expenses	54	52
General and administrative expenses	196	197
Total depreciation expense	$360	$347